Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 1,539,325	$ 7,166,260
Restricted cash	5,001,253
Accounts and other receivables	203,016	10,439
Inventory, net	96,208
Prepaid expenses and other	842,220	882,237
Assets associated with discontinued operations, current	3,144,247	4,518,238
Total current assets	10,826,269	12,577,174
Property and equipment	3,232,372	3,518,779
Less accumulated depreciation and amortization	2,051,787	1,742,583
Property and equipment, net	1,180,585	1,776,196
Patents and trademarks	146,685	178,087
Less accumulated amortization		31,402
Patents and trademarks, net	146,685	146,685
Other assets	202,882	273,573
Assets associated with discontinued operations, non-current	105,255	190,885
Total assets	12,461,676	14,964,513
Current liabilities:
Accounts payable	5,165,385	1,525,303
Accrued liabilities and other	7,857,856	2,179,348
Deferred revenue, current	15,037	1,044,281
Notes payable, current	51,957,913	333,333
Liabilities associated with discontinued operations, current	4,865,597	1,101,585
Total current liabilities	69,861,788	6,183,850
Deferred revenue	26,061	192,728
Notes payable, net of current portion and discounts of $0 and $2,033,506, respectively	9,641,179	60,746,002
Other liabilities	598,861	677,633
Liabilities associated with discontinued operations, non-current		1,000,000
Total liabilities	80,127,889	68,800,213
Commitments and contingencies (Note 14)
Stockholders’ deficit:
Preferred stock; $.001 par value; 5,000,000 shares authorized; no shares issued or outstanding at December 31, 2016 and 2015, respectively
Common stock; $.001 par value; 300,000,000 shares authorized; 155,762,729 and 155,649,665 shares issued and outstanding at December 31, 2016 and 2015, respectively	155,763	155,650
Additional paid-in capital	326,564,148	326,085,743
Accumulated deficit	(394,855,034)	(380,546,651)
Total Navidea stockholders' deficit	(68,135,123)	(54,305,258)
Non-controlling interest	468,910	469,558
Total stockholders’ deficit	(67,666,213)	(53,835,700)
Total liabilities and stockholders’ deficit	$ 12,461,676	$ 14,964,513